Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 20,028	$ 7,976	$ 51,222	$ 19,410
Percent of Total, Trading container sales proceeds	100.00%	100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net	100.00%	100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 6,307	$ 7,655	$ 22,648	$ 24,667
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 14,941	$ 5,032	$ 36,084	$ 11,322
Percent of Total, Trading container sales proceeds	84.70%	38.90%	45.50%	52.50%
Percent of Total, Gain on sale of containers, net	74.60%	63.10%	70.50%	58.30%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 5,343	$ 2,975	$ 10,293	$ 12,948
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 2,346	$ 1,493	$ 7,897	$ 3,714
Percent of Total, Trading container sales proceeds	10.40%	10.40%	14.80%	10.00%
Percent of Total, Gain on sale of containers, net	11.70%	18.70%	15.40%	19.10%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 656	$ 796	$ 3,360	$ 2,469
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 2,741	$ 1,410	$ 7,241	$ 4,440
Percent of Total, Trading container sales proceeds	4.90%	50.70%	39.70%	37.50%
Percent of Total, Gain on sale of containers, net	13.70%	17.70%	14.10%	22.90%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 308	$ 3,884	$ 8,994	$ 9,241
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 41		$ (66)
Percent of Total, Trading container sales proceeds			0.00%	0.00%
Percent of Total, Gain on sale of containers, net		0.50%		(0.30%)
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue			$ 1	$ 9